Long Term Restricted Stock Units	12 Months Ended
Dec. 31, 2018
Long Term Restricted Stock Units
Long Term Restricted Stock Units

(16) Long Term Restricted Stock Units

As a former participant in the Troubled Asset Relief Program Capital Purchase Program (the “CPP”) we  were subject to certain compensation restrictions, including a prohibition on the payment or accrual of any bonuses to certain officers and employees except for awards of CPP‑compliant long‑ term restricted stock and stock units.

On December 18, 2009, our board of directors (the “Board”) adopted the 2009 International Bancshares Corporation Long‑Term Restricted Stock Unit Plan (the “Plan”) to give us additional flexibility in the compensation of our officers, employees, consultants and advisors in compliance with all applicable laws and restrictions.

The Plan authorizes us to issue Restricted Stock Units (“RSUs”) to our officers, employees, consultants and advisors.  On December 18, 2009, pursuant to the Plan, the Board adopted resolutions creating the Long‑Term Restricted Stock Unit Plan Committee to administer the Plan. RSUs issued under the Plan are not equity and are payable only in cash. The Plan provides for both the issuance of CPP‑compliant long‑term RSUs as well as RSUs that are not CPP‑compliant.    No grants have been made under the Plan since December 2012 and there are currently no outstanding grants under the Plan.